Schedule III Real Estate and Accumulated Depreciation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 08, 2014
Real Estate Properties [Line Items]
Depreciation expense	$ 72,906,628	$ 24,191,000	$ 9,427,000
LTI and GE property acquisitions
Real Estate and Accumulated Depreciation (Textual) [Abstract]
Loan valuation premium	1,900,000
Unsecured Term Loan
Real Estate and Accumulated Depreciation (Textual) [Abstract]
Debt Instrument, Face Amount	$ 300,000,000			$ 300,000,000